UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pentwater Capital Management LP
Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606

Form 13F File Number: 28-12843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        8/13/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $   518,302.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
AMERICREDIT CORP                 NOTE              03060RAP6    1,528  2,000,000 PRN      SOLE                SOLE      0    0
ATP OIL & GAS CORP               COM               00208J958    1,392      2,000     PUT  SOLE                SOLE      0    0
ATP OIL & GAS CORP               COM               00208J108    4,663    670,000          SOLE                SOLE      0    0
BANK OF AMERICA CORP             COM               00208J908   11,286      8,550     CALL SOLE                SOLE      0    0
BANK OF AMERICA CORP             COM               060505104   35,714  2,705,591          SOLE                SOLE      0    0
CHIPOTLE MEXICAN GRILL INC       CL B              169656204    3,336     47,800          SOLE                SOLE      0    0
CHIPOTLE MEXICAN GRILL INC       CL A              169656105    5,376     67,200          SOLE                SOLE      0    0
CITIGROUP INC                    COM               172967901    3,713     12,500     CALL SOLE                SOLE      0    0
CITIGROUP INC                    COM               172967951    6,240     21,010     PUT  SOLE                SOLE      0    0
CITIGROUP INC                    COM               172967101      268     90,400          SOLE                SOLE      0    0
COMCAST CORP                     CL A              20030N101      362     25,000          SOLE                SOLE      0    0
DATA DOMAIN INC                  COM               23767P909   16,690      5,000     CALL SOLE                SOLE      0    0
DATA DOMAIN INC                  COM               23767P109    7,988    239,300          SOLE                SOLE      0    0
DIRECTV GROUP INC                COM               23767P909    3,583      1,450     CALL SOLE                SOLE      0    0
DIRECTV GROUP INC                COM               23767P959    3,459      1,400     PUT  SOLE                SOLE      0    0
DIREXION SHS LRG CAP BEAR        COM               25459W854    1,055     30,000          SOLE                SOLE      0    0
E M C CORP MASS                  COM               268648902      328        250     CALL SOLE                SOLE      0    0
LIBERTY GLOBAL INC               COM SER A         530555101    5,879    370,000          SOLE                SOLE      0    0
LIBERTY MEDIA CORP               ENT COM SER A     53071M500   73,142  2,739,400          SOLE                SOLE      0    0
METAVANTE TECHNOLOGIES INC       COM               591407101    5,948    230,000          SOLE                SOLE      0    0
NETAPP INC                       COM               64110D904    3,550      1,800     CALL SOLE                SOLE      0    0
NEWS CORP                        CL A              65248E104      228     25,000          SOLE                SOLE      0    0
NRG ENERGY INC                   COM               629377508      779     30,000          SOLE                SOLE      0    0
PEPSI BOTTLING GROUP INC         COM               38388F908      846        250     CALL SOLE                SOLE      0    0
PEPSI BOTTLING GROUP INC         COM               713409950   50,147     14,819     PUT  SOLE                SOLE      0    0
PEPSI BOTTLING GROUP INC         COM               713409100    7,952    235,000          SOLE                SOLE      0    0
PETRO-CANADA                     COM               71644E102   33,694    877,000          SOLE                SOLE      0    0
PONIARD PHARMACEUTICALS INC      COM               732449301       60     10,000          SOLE                SOLE      0    0
PROSHARES ULTRASHORT REAL ESTATE COM               74347R552      689     35,000          SOLE                SOLE      0    0
REINSURANCE GROUP OF AMERICA     COM               759351604    1,396     40,000          SOLE                SOLE      0    0
ROYAL GOLD INC                   COM               780287108      417     10,000          SOLE                SOLE      0    0
SCHERING-PLOUGH CORP             COM               806605101   72,848  2,900,000          SOLE                SOLE      0    0
SEARS HLDGS CORP                 COM               812350956    3,326        500     PUT  SOLE                SOLE      0    0
SIRIUS XM RADIO INC              COM               82967N958      280      6,500     PUT  SOLE                SOLE      0    0
SPDR TRUST SERIES 1              COM               78462F903   27,585      3,000     CALL SOLE                SOLE      0    0
SPDR TRUST SERIES 1              COM               78462F953    2,455        267     PUT  SOLE                SOLE      0    0
STEWART ENTERPRISES INC          NOTE              860370AH8    2,371  3,000,000 PRN      SOLE                SOLE      0    0
STEWART ENTERPRISES INC          NOTE              860370AK1    8,319 11,000,000 PRN      SOLE                SOLE      0    0
SUN MICROSYSTEMS INC             COM               866810903    4,610      5,000     CALL SOLE                SOLE      0    0
SUN MICROSYSTEMS INC             COM               866810203   38,327  4,156,900          SOLE                SOLE      0    0
WESTERN REFINING INC             COM               959319104      177     25,000          SOLE                SOLE      0    0
WIND RIVER SYSTEMS INC           COM               973149107      287     25,000          SOLE                SOLE      0    0
WR GRACE & CO                    COM               38388F908    1,732      1,400     CALL SOLE                SOLE      0    0
WR GRACE & CO                    COM               38388F108    1,299    105,000          SOLE                SOLE      0    0
WYETH                            COM               983024900   18,156      4,000     CALL SOLE                SOLE      0    0
WYETH                            COM               983024950   20,426      4,500     PUT  SOLE                SOLE      0    0
WYETH                            COM               983024100   23,013    507,000          SOLE                SOLE      0    0
XM  SATELLITE RADIO HLDGS INC    NOTE              983759AC5    1,383  1,400,000 PRN      SOLE                SOLE      0    0
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